OFI Global Asset Management, Inc.
225 Liberty Street

New York, New York 10281-1008

October 21, 2016

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Oppenheimer Revenue Weighted ETF Trust Post-Effective Amendment No. 34 under the Securities Act and Amendment No. 36 under the Investment Company Act File Nos. 333-139501; 811-21993

To the Securities and Exchange Commission:

An electronic (EDGAR) filing is transmitted herewith pursuant to the Securities Act of 1933, as amended (the “Securities Act“), and the Investment Company Act of 1940, as amended (the “Investment Company Act”), on behalf of Oppenheimer Revenue Weighted ETF Trust (the “Trust”). This filing constitutes Post-Effective Amendment No. 34 under the Securities Act and Amendment No. 36 under the Investment Company Act (the “Amendment”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”).

The Amendment is marked to show changes in response to certain comments of the Commission staff, as well as other changes to the Registration Statement. This filing also includes, under separate letter, our response addressing the comments of the Commission staff.

Pursuant to Rule 485(b)(4) under the Securities Act, the undersigned counsel, who prepared or reviewed the Amendment, hereby represents to the Securities and Exchange Commission (the “Commission“) that, to our knowledge, the Amendment does not contain disclosure which would render it ineligible to become effective pursuant to Rule 485(b). This filing is intended to become effective October 21, 2016, as indicated on the facing page.

The Commission Staff is requested to address any comments or questions you may have on this filing to:

Taylor V. Edwards, Esq. Vice President & Senior Counsel OFI Global Asset Management, Inc. 225 Liberty Street New York, New York 10281-1008 212-323-0310 tedwards@ofiglobal.com

Sincerely,
/s/ Emily Ast
Emily Ast Vice President and Assistant Counsel

cc:	Valerie J. Lithotomos, Esq.

Michael Sternhell, Esq.

Taylor Edwards, Esq.

Ropes & Gray LLP

Gloria J. LaFond

Cynthia Lo Bessette Esq.